Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

July 27, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Trust for Advised Portfolios (the “Trust”)
File Nos.: 333-108394 and 811-21422
Fulcrum Diversified Absolute Return Fund S000050264

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Fulcrum Diversified Absolute Return Fund, is Post-Effective Amendment No. 69 under the 1933 Act and Amendment No. 70 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective on July 29, 2015.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
Secretary
Trust for Advised Portfolios

Enclosures